Note 5 - Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2015	2014
	(In Thousands)
Balance beginning of the year	$(36)	$(18)
Other comprehensive loss before reclassifications	(26)	(18)
Amount reclassified from accumulated other comprehensive loss	50	--
Total other comprehensive income (loss)	24	(18)
Balance end of the year	$(12)	$(36)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Consolidated Statements of Income
	For the Year Ended December 31,
	2015	2014
Sale of available for sale securities	$(75)	$--	Loss on sales of investment securities
Tax effect	25	--	Income taxes
Total reclassification for the period	$(50)	$--